               WRL Letterhead

                                                                                      May 3, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

          Re:     Western Reserve Life Assurance Co. of Ohio

                     WRL Series Life Account

                     WRL Freedom Equity Protector (File No. 33-31140)

CIK No.: 0000778209

Dear Commissioners:

          On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2004 via EDGAR.

Sincerely,
/s/ Priscilla I. Hechler
Priscilla I. Hechler Assistant Vice President and Assistant Secretary

cc:        Thomas E. Pierpan, Esq.

              Mary Jane Wilson-Bilik, Esq.